Property, equipment and software, net (Details Narrative) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation and amortization expense	¥ 2,860,000	¥ 3,228,000